Average Annual Total Returns	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Bloomberg Municipal Bond Index Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class C One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class C Inception Date	Prospectus #1 Calvert Responsible Municipal Income Fund Class I One Year	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Five Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Ten Years	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Life of Fund	Prospectus #1 Calvert Responsible Municipal Income Fund Class I Inception Date	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index One Year	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Five Years	Prospectus #2 Calvert Flexible Bond Fund ICE BofA 3-Month U.S. Treasury Bill Index Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A One Year	Prospectus #2 Calvert Flexible Bond Fund Class A Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A Inception Date	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions One Year	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Calvert Flexible Bond Fund Class A After Taxes on Distributions and Sales Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class C One Year	Prospectus #2 Calvert Flexible Bond Fund Class C Five Years	Prospectus #2 Calvert Flexible Bond Fund Class C Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class I One Year	Prospectus #2 Calvert Flexible Bond Fund Class I Five Years	Prospectus #2 Calvert Flexible Bond Fund Class I Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class R6 One Year	Prospectus #2 Calvert Flexible Bond Fund Class R6 Five Years	Prospectus #2 Calvert Flexible Bond Fund Class R6 Life of Fund	Prospectus #2 Calvert Flexible Bond Fund Class R6 Inception Date
Total	1.52%	4.17%	3.72%	6.46%	(3.10%)	2.73%	2.64%	5.20%	(3.14%)	2.70%	2.63%	3.71%	(1.47%)	2.54%	2.58%	3.68%	(1.55%)	2.64%	none	2.31%	Jul. 15, 2015	0.38%	3.71%	3.18%	5.35%	Jul. 15, 2015	0.05%	1.14%	0.84%	0.28%	2.80%	3.00%	Sep. 30, 2014	(0.94%)	1.55%	1.71%	0.28%	1.60%	1.72%	1.77%	2.70%	2.69%	3.81%	3.78%	3.81%	3.96%	3.83%	3.85%	May 01, 2019